Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax of Nil

The changes in accumulated other comprehensive income (loss) by component, net of tax of nil, are as follows:

	Foreign currency translation	Total
	RMB	RMB
Balance as of January 1, 2012	(54,779)	(54,779)
Current year other comprehensive loss	(2,588)	(2,588)

Balance as of December 31, 2012	(57,367)	(57,367)
Current year other comprehensive loss	(25,222)	(25,222)

Balance as of December 31, 2013	(82,589)	(82,589)
Current year other comprehensive income	16,835	16,835

Balance as of December 31, 2014	(65,754)	(65,754)

Balance as of December 31, 2014, in US$	(10,598)	(10,598)